Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax charge/(credit)
Current year	£ 1,633	£ 1,359	£ 1,045
Adjustments in respect of prior years	26	(181)	(444)
Total	1,659	1,178	601
Deferred tax charge/(credit)
Current year	128	(95)	235
Adjustments in respect of prior years	(35)	151	203
Total	93	56	438
Tax charge	£ 1,752	£ 1,234	£ 1,039